EFFECTIVE INTEREST RATE, OUTSTANDING BORROWINGS	12 Months Ended
Dec. 31, 2021
EFFECTIVE INTEREST RATE, OUTSTANDING BORROWINGS
EFFECTIVE INTEREST RATE, OUTSTANDING BORROWINGS

NOTE 16 - EFFECTIVE INTEREST RATE, OUTSTANDING BORROWINGS

As of 31 December 2021, USD 45m had been drawn on the USD 45m Working Capital Term Facility and USD 38.0m is undrawn on the BoComm Facility.

		2021			2020			2019
	Fixed/		Effective	Carrying		Effective	Carrying		Effective	Carrying
USDm	floating	Maturity	interest 1)	value 2)	Maturity	interest 1)	value 2)	Maturity	interest 1)	value 2)
BORROWINGS
DSF Facility 1 (USD)	Floating	—	—	—	—	—	—	2021	4.7%	50.0
TFA Facility 1 (USD)	Floating	—	—	—	—	—	—	2021	5.1%	237.3
DSF Facility 2 (USD)	Floating	—	—	—	—	—	—	2021	4.7%	48.2
DSF Facility 3 (USD)	Floating	—	—	—	—	—	—	2022	4.7%	21.8
TFA Facility 2 (USD)	Floating	—	—	—	—	—	—	2022	5.1%	75.2
ING (USD)	Floating	—	—	—	—	—	—	2024	4.1%	35.5
ABN AMRO (USD)	Floating	—	—	—	—	—	—	2024	4.2%	21.1
DSF Facility 4 (USD)	Floating	—	—	—	—	—	—	2026	4.4%	86.5
CEXIM (USD)	Floating	2030	4.0%	44.9	2030	3.2%	96.4	2030	4.4%	104.0
Term Facility	Floating	2026	3.8%	279.4	2026	3.0%	299.1	—	—	—
DSF Facility	Floating	2027	3.6%	221.9	2027	2.9%	150.3	—	—	—
HCOB Facility	Floating	2025	5.1%	85.3	2025	4.3%	81.2	—	—	—
HCOB Facility 2	Floating	2026	4.5%	25.4	2025	3.9%	33.3	—	—	—
KFW Facility	Floating	2032	4.1%	40.9	2032	3.3%	44.0	—	—	—
BoComm 1 (USD) 4)	Floating	2025	4.9%	51.7	2025	4.1%	57.8	2025	5.5%	63.9
BoComm 2 (USD) 4)	Floating	2031	4.9%	37.8	—	—	—	—	—	—
BoComm scrubber (USD)⁴⁾	Floating	2024	5.0%	7.5	—	—	—	—	—	—
BoComm 3 (USD) 4)	Floating	2029	4.9%	99.5	—	—	—	—	—	—
CDBL 4)	Fixed	2029	5.8%	150.8	—	—	—	—	—	—
Springliner (USD) 4)	Fixed	2026	4.8%	33.4	2026	4.8%	36.0	2026	5.5%	60.3
Eifuku (USD) 4)	Floating	2026	4.3%	22.4	2026	3.9%	24.1	2026	5.3%	25.7
Showa (USD) 4)	Floating	2024	4.1%	20.9	2024	3.3%	23.0	2024	5.1%	25.2
Sale and leaseback transaction prepayment	N/A	2022	—	21.0	—	—	—	—	—	—
Weighted average effective interest rate			4.4%			3.4%			4.9%
Carrying value				1,142.8			845.2			854.7

Hereof non-current 3)				933.6			742.6			756.0
Hereof current 3)				209.2			102.6			98.7

¹⁾    Effective interest rate includes deferred and amortized bank fees.

²⁾    Because of the floating interest rate, the carrying value of the Group's borrowings is approximately equal to the fair value. The carrying value is excluding capitalized bank fees of USD 13.0m (2020: USD 10.9m, 2019: USD 8.0m) recognized in the balance sheet as well as lease liabilities of USD 5.6m (2020: USD 8.3m, 2019: USD 6.8m) regarding right-of-use assets recognized under Land and buildings and Other plant and equipment.

³⁾    Split between current and non-current is based on terms in effect on 31 December, without consideration to the refinancing taking place in 2020.

⁴⁾    Lease debt recognised under sale-and-leaseback arrangement with repurchase options

Please refer to Note 2 for further information on the Company’s liquidity and capital resources and Notes 21 and 22 for further information on interest rate swaps and financial risks.

NOTE 16 – continued

The following table summarizes the reconciliation of liabilities arising from financing activities:

		Cash		Non-cash
	Opening				End balance
	balance as				as of
	of 1 January				31 December
USDm	2021	Bor-rowings	Repay-ments	Other chan-ges	2021
Borrowings	842.4	548.8	(253.4)	(2.4)	1,135.4
Total	842.4	548.8	(253.4)	(2.4)	1,135.4

		Cash		Non-cash
	Opening				End balance
	balance as				as of
	of 1 January				31 December
USDm	2020	Bor-rowings	Repay-ments	Other chan-ges	2020
Borrowings	855.4	734.3	(746.5)	(0.8)	842.4
Total	855.4	734.3	(746.5)	(0.8)	842.4

ACCOUNTING POLICIES

Borrowings consist of mortgage debt, bank loans, and lease liabilities.

Borrowings are initially measured at fair value less transaction costs. Mortgage debt and bank loans are subsequently measured at amortized cost. This means that the difference between the net proceeds at the time of borrowing and the nominal amount of the loan is recognized in the income statement as a financial expense over the term of the loan applying the effective interest method.

When terms of existing financial liabilities are renegotiated, or other changes regarding the effective interest rate occur, TORM performs a test to evaluate whether the new terms are substantially different from the original terms. If the new terms are substantially different from the original terms, TORM accounts for the change as an extinguishment of the original financial liability and the recognition of a new financial liability.